Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Non-Current Assets [Abstract]
Summary of other non-current assets
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Rental deposits	7,517	7,599	1,094
Non-current portion of prepayments to suppliers and other business related expenses	10,229	8,448	1,217
Total	17,746	16,047	2,311